Revenue (Tables)	3 Months Ended	12 Months Ended
	Jul. 31, 2026	Apr. 24, 2026
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Net Sales by Segment and Division and by Market Geography
The table below includes net sales by geography for the fiscal years ended April 24, 2026, April 25, 2025, and April 26, 2024:

	Fiscal Year
(in millions)	2026	2025	2024
U.S.(1)	$917	$903	$833
International(2)	2,185	1,812	1,636
Total	$3,102	$2,715	$2,469
__________________
(1)U.S. includes the United States and U.S. territories.
(2)International includes all other non-U.S. countries.
The table below includes net sales by product category for the fiscal years ended April 24, 2026, April 25, 2025, and April 26, 2024:

	Fiscal Year
(in millions)	2026	2025	2024
Pumps	$546	$541	$540
Consumables	956	854	777
CGM	1,553	1,313	1,117
Other (1)	46	6	34
Total	$3,102	$2,715	$2,469
__________________
(1)Primarily includes revenue generated from the sale of smart insulin pens and services. Amounts in this line also reflect adjustments to the Company’s Italian payback accruals resulting from two rulings in 2024 by the Constitutional Court of Italy and the Legislative Decree published by the Italian government on June 30, 2025 for certain prior years since 2015. Refer to Note 12. “Commitments and Contingencies,” for more information.
The table below includes net sales by geography for the three months ended July 31, 2026 and July 25, 2025:

	Three Months Ended
(in millions)	July 31, 2026	July 25, 2025
U.S.(1)	$240	$212
International(2)	603	511
Total	$843	$723
__________________
(1)U.S. includes the United States and U.S. territories.
(2)International includes all other non-U.S. countries.
The table below includes net sales by product category for the three months ended July 31, 2026 and July 25, 2025:

	Three Months Ended
(in millions)	July 31, 2026	July 25, 2025
Pumps	$144	$119
Consumables	261	229
CGM	431	360
Other (1)	7	15
Total	$843	$723
__________________
(1)Primarily includes revenue generated from the sale of smart insulin pens and services. Amounts in this line also reflect adjustments to the Company’s Italian payback accruals resulting from two rulings in 2024 by the Constitutional Court of Italy and the Legislative Decree published by the Italian government in 2025. Refer to Note 12. “Commitments and Contingencies,” for more information.

	Fiscal Year
(in millions)	2026	2025	2024
Pumps	$546	$541	$540
Consumables	956	854	777
CGM	1,553	1,313	1,117
Other (1)	46	6	34
Total	$3,102	$2,715	$2,469
__________________
(1)Primarily includes revenue generated from the sale of smart insulin pens and services. Amounts in this line also reflect adjustments to the Company’s Italian payback accruals resulting from two rulings in 2024 by the Constitutional Court of Italy and the Legislative Decree published by the Italian government on June 30, 2025 for certain prior years since 2015. Refer to Note 12, “Commitments and Contingencies,” for more information.